UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Securities Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund seeks the highest level of return consistent with preservation of capital and substantial credit protection while outperforming the Fund's benchmark, the Bloomberg Barclays U.S. Government/Mortgage Index (the “Benchmark”). The Benchmark is an index that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed, pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 6.36%, relative to a 6.63% return for the Fund’s Benchmark.
Throughout 2019, the trend of slowing global growth endured and inflation remained muted in all major developed economies. For the year, global gross domestic product is expected to expand about 3%. Weakness in the manufacturing sector has been the primary contributor to the global slowdown and is directly related to the escalation of trade disputes between the U.S. and China. Europe in particular remains an area that has been meaningfully impacted by trade due to the importance of exports to their respective economies. Geopolitical issues abroad have not negatively affected the record U.S. expansion, which is now in its twelfth year. U.S. fundamental data reflects a resilient economy with further room for the current cycle to run. Personal consumption has recently accounted for the vast majority of domestic growth as the continued strength of the labor market has pushed consumer confidence to cycle highs flowing through to strong retail spending. The Federal Open Market Committee completed a remarkable policy reversal and finished the year cutting interest rates three times as well as ending its balance sheet runoff. These measures resulted in a more positively sloped yield curve as fears of an economic slowdown had caused an inversion. Other major central banks enacted additional accommodative measures but are in the unfortunate position of not being able to tighten policy due to already low (or in some instances negative) interest rates. The amount of negative yielding sovereign debt outstanding has decreased from over $16 trillion at the peak to $11 trillion to end the year as trade tensions with China eased and global central bank accommodation began to take effect.
U.S. equity and fixed income markets ended 2019 with strong performance across the board. The S&P 500® Index ended the year up 31.49% and the Bloomberg Barclays U.S. Aggregate Bond Index delivered an 8.72% return. Spreads in investment grade ended the year significantly tighter as corporate bonds were the best performing asset class with a 14.5% return. Securitized securities had mixed results with commercial mortgage-backed securities (“CMBS”) returning 8.3% while mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) returns were 6.4% and 4.5%, respectively making ABS the worst performing asset class as investors rotated into more risky securities.
At the beginning of the year, the Fund’s duration positioning was slightly short versus the Benchmark in anticipation of higher interest rate volatility and uncertainty around the Federal Reserve’s (“Fed”) policy stance. However, as the year progressed, duration was moved to a more neutral position to reflect slowing global growth, escalating trade tensions, and an accommodative Fed.
The Fund’s underweight to U.S. government securities throughout the year was offset by an out-of-Benchmark allocation to CMBS and ABS due to the strength of the U.S. consumer and a resilient domestic business outlook. Additionally, these securities exhibit more stable and predictable cash flows in volatile interest rate environments. This strategy was implemented with the expectation that spread product would generate excess return relative to U.S. government securities.

The Fund’s core strategy remains focused on MBS specified pools that are exposed to loans that have defined characteristics. These assets generally provide stability, liquidity and outperformance relative to the outstanding generic MBS universe against which Fund performance is measured. Effectively managing and monitoring pool characteristics is critical to future performance. With the introduction of uniform MBS in 2019, concerns of worsening TBA (To Be Announced or cheapest to deliver) collateral pushed premiums for specified pools upward and had a positive impact on the Fund. The Fund will continue to take advantage of relative value opportunities within the investable universe and allocations away from the Benchmark will be monitored closely.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index consists of an 80% weighting to the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and a 20% weighting to the Bloomberg Barclays U.S. Government Index. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	6.36%	N/A	2.38%
Investor Class	6.12%	2.14%	2.84%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	93.91%
A2	0.97
Baa2	0.39
Not Rated	1.38
Short Term Investments	3.35
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,015.90	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.28
Investor Class
Actual	$1,000.00	$1,015.20	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$3.06
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.49%
$ 2,061,369	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	$ 2,060,024
1,445,000	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	1,452,667
1,750,000	CIFC Funding 2013-II Ltd(a)(b) Series 2013-2A Class A3LR 3.95%, 10/18/2030 3-mo. LIBOR + 1.95%	1,676,321
13,720	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.35%, 09/25/2036	13,888
1,492,500	DB Master Finance LLC(a) Series 2019-1A Class A2I 3.79%, 05/20/2049	1,524,365
2,209,921	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	2,213,171
	Mill City Mortgage Loan Trust(a)(d)
	Series 2017-2 Class A1
1,280,109	2.75%, 07/25/2059	1,283,415
	Series 2018-1 Class A1
917,857	3.25%, 05/25/2062	932,054
513,114	SoFi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	513,869
	Towd Point Mortgage Trust(a)(d)
	Series 2015-1 Class A2
3,250,000	3.25%, 10/25/2053	3,254,261
	Series 2015-4 Class A1B
303,175	2.75%, 04/25/2055	302,809
	Series 2015-5 Class A1B
292,577	2.75%, 05/25/2055	292,340
	Series 2017-2 Class A1
938,705	2.75%, 04/25/2057	944,717
	Series 2018-3 Class A1
2,369,866	3.75%, 05/25/2058	2,450,678
1,700,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	1,725,168
		20,639,747
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 1.91%, 07/25/2031 1-mo. LIBOR + 0.12%	152,167
TOTAL ASSET-BACKED SECURITIES — 5.53% (Cost $20,724,499)		$ 20,791,914
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.46%
$ 1,230,000	Citigroup Commercial Mortgage Trust(a) Series 2019-PRM Class A 3.34%, 05/10/2036	$ 1,273,033
803,722	Citigroup Mortgage Loan Trust(a)(d) Series 2018-RP1 Class A1 3.00%, 09/25/2064	808,182
1,901,197	MetLife Securitization Trust(a)(d) Series 2017-1A Class A 3.00%, 04/25/2055	1,921,434
1,500,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/15/2054	1,458,796
		5,461,445
U.S. Government Agency — 51.04%
183,712	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	183,008
	Federal Home Loan Mortgage Corp
873	11.00%, 07/01/2020	875
4,828	11.00%, 08/01/2020	4,859
15,368	5.50%, 04/01/2022	15,832
110,703	4.50%, 05/01/2024	115,096
131,346	4.50%, 12/01/2024	137,009
2,546	9.50%, 04/01/2025	2,704
151,346	4.00%, 03/01/2026	158,280
1,415,069	3.00%, 12/01/2026	1,454,895
444,336	2.50%, 01/01/2029	451,692
685,264	3.00%, 07/01/2029	708,804
853,647	3.50%, 02/01/2032	892,910
17,681	7.50%, 03/01/2032	17,717
80,379	5.50%, 08/01/2033	90,207
56,220	5.50%, 01/01/2034	63,273
740,821	4.00%, 05/01/2034	789,287
131,214	5.50%, 10/01/2034	146,459
308,926	5.00%, 09/01/2035	340,606
290,095	5.00%, 12/01/2035	320,012
18,332	5.00%, 01/01/2036	20,217
248,479	6.00%, 01/01/2036	285,212
124,810	6.00%, 03/01/2036	142,243
120,058	6.00%, 07/01/2036	137,796
1,819,253	3.00%, 09/01/2036	1,867,564
26,528	5.50%, 05/01/2038	29,783
24,704	6.00%, 05/01/2038	28,308
85,277	5.00%, 06/01/2038	94,024
616,229	4.50%, 02/01/2040	669,546
821,028	5.00%, 03/01/2040	902,519
499,055	4.00%, 10/01/2040	535,424
686,635	4.00%, 01/01/2041	736,680
370,647	4.00%, 02/01/2041	397,672
469,480	3.50%, 02/01/2042	494,877
490,596	4.00%, 03/01/2042	525,304
660,737	3.50%, 06/01/2042	696,543
319,024	3.50%, 11/01/2042	336,302

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,720,130	3.00%, 04/01/2043	$ 1,771,524
626,883	4.00%, 06/01/2043	671,080
1,363,063	3.00%, 07/01/2043	1,403,057
1,665,350	4.00%, 05/01/2044	1,782,393
1,732,017	3.50%, 10/01/2045	1,808,342
833,834	3.00%, 10/01/2046	853,984
1,699,373	3.00%, 11/01/2046	1,740,438
3,189,573	3.00%, 12/01/2046	3,266,649
4,787,234	3.50%, 11/01/2047	4,972,184
2,097,177	4.00%, 10/01/2048	2,192,086
5,566,573	3.50%, 09/01/2049	5,719,536
7,186,604	3.00%, 10/01/2049	7,294,734
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K056 Class A1
1,496,495	2.20%, 07/25/2025	1,503,713
	Series K072 Class A1
1,412,557	3.25%, 11/25/2027	1,477,604
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(d)	2,676,838
	Series K091 Class A1
2,973,945	3.34%, 10/25/2028	3,132,859
	Series K095 Class A1
1,328,782	2.63%, 11/25/2028	1,353,956
	Series K722 Class A2
3,000,000	2.41%, 03/25/2023	3,027,454
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,846,413
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(d)	5,181,894
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(d)	5,179,260
2,455,927	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	2,530,588
	Federal National Mortgage Association
25,542	5.00%, 06/01/2023	26,527
2,272	8.50%, 08/01/2024	2,430
170,105	4.00%, 07/01/2025	177,414
178,137	4.00%, 09/01/2025	185,782
613,663	3.50%, 11/01/2025	635,686
150,933	4.00%, 12/01/2025	157,454
272,184	3.00%, 06/01/2027	280,154
1,251,308	3.00%, 08/01/2029	1,288,496
158,926	4.50%, 02/01/2030	169,400
162,928	4.50%, 03/01/2030	173,661
840,936	2.50%, 06/01/2030	853,238
766,856	3.00%, 10/01/2030	790,273
51,327	7.00%, 02/01/2031	56,807
58,968	7.00%, 09/01/2031	68,531
143,548	6.50%, 12/01/2031	159,365
79,563	7.00%, 12/01/2031	86,580
303,092	6.50%, 01/01/2032	336,488
41,265	7.00%, 01/01/2032	41,716
55,522	6.50%, 02/01/2032	61,640
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,281,510	3.00%, 05/01/2032	$ 2,348,750
395,155	3.00%, 08/01/2032	406,019
149,276	6.00%, 02/01/2033	155,179
162,021	6.00%, 03/01/2033	185,680
153,935	5.50%, 07/01/2033	171,829
299,153	5.00%, 09/01/2033	329,677
69,121	5.50%, 09/01/2033	77,044
223,199	5.50%, 11/01/2033	251,010
100,826	5.50%, 03/01/2034	113,459
882,781	3.00%, 05/01/2034	904,817
3,085,162	3.00%, 06/01/2034	3,179,720
1,930,858	3.00%, 10/01/2034	1,981,959
69,303	5.50%, 10/01/2034	77,860
4,220,942	3.00%, 11/01/2034	4,340,465
131,165	5.50%, 12/01/2034	147,605
240,340	5.50%, 02/01/2035	270,392
141,074	5.00%, 09/01/2035	155,500
313,373	5.00%, 10/01/2035	345,431
115,126	5.50%, 10/01/2035	129,444
115,024	5.50%, 01/01/2036	129,260
138,617	6.00%, 01/01/2036	158,851
44,838	6.00%, 02/01/2036	50,740
48,794	6.00%, 03/01/2036	55,973
194,930	5.50%, 05/01/2036	218,566
65,322	6.00%, 05/01/2037	74,938
112,128	5.00%, 07/01/2037	123,587
256,893	5.50%, 03/01/2038	287,715
265,253	5.50%, 06/01/2038	297,368
153,520	4.50%, 02/01/2039	166,442
221,937	5.00%, 04/01/2039	244,472
545,056	4.50%, 05/01/2039	596,008
259,055	4.50%, 06/01/2039	282,014
633,533	4.50%, 08/01/2039	687,312
627,075	5.00%, 11/01/2039	691,953
298,182	5.00%, 12/01/2039	328,960
134,696	4.50%, 03/01/2040	146,229
343,340	5.00%, 06/01/2040	378,454
1,080,597	4.50%, 08/01/2040	1,173,441
153,001	4.50%, 09/01/2040	166,078
641,569	5.00%, 09/01/2040	707,697
354,892	4.50%, 11/01/2040	385,384
402,972	5.00%, 01/01/2041	442,761
359,922	4.50%, 02/01/2041	391,711
108,854	4.00%, 03/01/2041	116,729
2,028,611	4.50%, 03/01/2041	2,202,383
496,127	4.00%, 09/01/2041	532,147
575,222	4.50%, 10/01/2041	624,663
1,628,169	3.50%, 12/01/2041	1,715,370
1,745,278	4.00%, 12/01/2041	1,871,016
994,277	4.00%, 07/01/2042	1,065,199
317,238	3.00%, 09/01/2042	326,649
997,052	3.50%, 09/01/2042	1,026,328
835,377	3.50%, 10/01/2042	880,121
605,081	3.00%, 12/01/2042	622,842
1,752,300	3.00%, 03/01/2043	1,803,577
1,624,459	3.00%, 05/01/2043	1,672,104
1,121,776	3.00%, 07/01/2043	1,128,082
952,225	3.00%, 08/01/2043	979,945

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 661,757	3.00%, 09/01/2043	$ 681,267
1,077,847	3.50%, 08/01/2045	1,124,804
4,452,557	3.50%, 12/01/2045	4,646,171
3,978,642	3.50%, 01/01/2046	4,151,638
1,253,524	3.50%, 02/01/2046	1,307,973
1,969,829	3.50%, 03/01/2046	2,053,670
910,236	3.50%, 09/01/2046	946,084
2,766,491	3.00%, 10/01/2046	2,832,989
1,464,814	4.00%, 03/01/2047	1,541,638
1,890,037	4.00%, 07/01/2047	1,989,278
2,100,605	3.50%, 08/01/2047	2,179,737
5,218,275	4.00%, 08/01/2047	5,484,847
88,155	3.50%, 12/01/2047	91,499
1,977,006	3.00%, 10/01/2049	2,007,974
4,871,685	3.00%, 12/01/2049	4,938,967
1,862,550	3.50%, 08/01/2056	1,958,763
1,965,335	3.00%, 02/01/2057	2,018,919
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
1,746,591	3.00%, 06/25/2048	1,779,160
	Series 2018-43 Class JD
2,178,337	3.00%, 06/25/2048	2,231,100
	Series 2018-51 Class A
2,411,499	3.00%, 07/25/2048	2,462,271
	Government National Mortgage Association
3,565	8.00%, 11/20/2023	3,771
2,160	7.50%, 10/20/2028	2,375
1,867	7.50%, 12/20/2028	2,037
148,715	5.00%, 10/20/2033	164,485
120,831	5.00%, 02/20/2034	133,793
129,183	5.50%, 11/20/2034	145,236
110,118	5.50%, 04/20/2035	123,512
105,589	5.00%, 12/20/2035	117,002
70,673	5.50%, 05/20/2039	78,789
1,495,990	4.00%, 12/15/2040	1,592,591
860,539	4.00%, 01/15/2041	916,287
927,234	4.00%, 03/20/2041	983,843
272,939	4.00%, 05/20/2041	289,647
1,061,285	4.00%, 07/20/2041	1,126,376
698,511	4.00%, 09/15/2041	743,764
499,876	3.50%, 08/15/2042	525,708
2,147,162	3.50%, 08/20/2045	2,253,209
1,633,515	3.50%, 12/20/2045	1,706,247
1,100,793	3.00%, 01/20/2046	1,137,586
1,150,463	3.50%, 01/20/2046	1,199,244
833,436	3.00%, 04/20/2046	860,018
1,315,279	3.00%, 09/20/2046	1,357,567
1,012,810	3.50%, 06/20/2047	1,057,169
	Series 2018-94 Class AC
2,693,573	3.50%, 07/20/2048	2,785,672
	Vendee Mortgage Trust
	Series 1993-3 Class 1
225,120	5.44%, 09/15/2023(d)	232,792
	Series 1996-3 Class 1Z
587,876	6.75%, 09/15/2026	637,125
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2002-1 Class 1A
$ 307,626	6.00%, 10/15/2031	$ 342,098
	Series 2008-1 Class GD
696,399	5.25%, 01/15/2032	719,068
	Series 2011-2 Class V
1,146,224	3.75%, 02/15/2028	1,155,690
		191,878,126
TOTAL MORTGAGE-BACKED SECURITIES — 52.50% (Cost $194,196,038)		$197,339,571
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,525,003
500,000	5.75%, 06/12/2026	614,790
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.57% (Cost $2,044,764)		$ 2,139,793
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,750,000	2.13%, 01/31/2021	8,794,901
6,250,000	1.13%, 07/31/2021	6,202,004
7,500,000	1.75%, 07/31/2021	7,516,641
9,375,000	1.50%, 09/30/2021	9,358,362
10,500,000	1.75%, 02/28/2022	10,535,629
8,000,000	1.50%, 08/15/2022	7,978,625
7,500,000	1.63%, 11/15/2022	7,501,405
2,000,000	1.63%, 12/15/2022	2,000,793
750,000	1.75%, 01/31/2023	752,647
6,500,000	2.75%, 04/30/2023	6,731,099
2,500,000	2.75%, 07/31/2023	2,594,289
6,500,000	2.75%, 02/28/2025	6,829,558
2,000,000	2.75%, 06/30/2025	2,104,599
4,250,000	2.88%, 07/31/2025	4,502,270
7,000,000	2.25%, 11/15/2025	7,182,891
7,500,000	2.63%, 12/31/2025	7,857,542
2,000,000	1.88%, 07/31/2026	2,006,480
3,750,000	1.63%, 09/30/2026	3,700,875
3,000,000	2.00%, 11/15/2026	3,031,190
4,500,000	2.38%, 05/15/2029	4,673,590
2,500,000	1.63%, 08/15/2029	2,433,553
3,900,000	3.50%, 02/15/2039	4,668,446
4,250,000	3.13%, 02/15/2043	4,814,081
3,950,000	2.88%, 05/15/2043	4,297,998
5,200,000	2.50%, 02/15/2045	5,299,054
4,000,000	2.50%, 02/15/2046	4,078,808
3,000,000	2.75%, 11/15/2047	3,213,265
3,500,000	3.00%, 02/15/2048	3,930,016
2,450,000	3.13%, 05/15/2048	2,817,797

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,000,000	3.00%, 08/15/2048	$ 4,499,553
TOTAL U.S. TREASURY BONDS AND NOTES — 40.41% (Cost $148,491,178)		$151,907,961
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.43%
12,900,000	Repurchase agreement (principal amount/value $12,900,000 with a maturity value of $12,901,003 with Daiwa Capital Markets America Inc, 1.40%, dated 12/31/19 to be repurchased at $12,901,003 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 2.75%, 4/2/20 - 2/28/25, with a value of $13,158,052.	12,900,000
TOTAL SHORT TERM INVESTMENTS — 3.43% (Cost $12,900,000)		$ 12,900,000
TOTAL INVESTMENTS — 102.44% (Cost $378,356,479)		$385,079,239
OTHER ASSETS & LIABILITIES, NET — (2.44)%		$ (9,158,032)
TOTAL NET ASSETS — 100.00%		$375,921,207
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2019. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value(a)	$372,179,239
Repurchase agreements, fair value(b)	12,900,000
Cash	188,807
Interest receivable	1,496,008
Subscriptions receivable	375,162
Total Assets	387,139,216
LIABILITIES:
Payable for director fees	2,807
Payable for investments purchased	9,004,580
Payable for other accrued fees	40,014
Payable for shareholder services fees	43,776
Payable to investment adviser	75,736
Redemptions payable	2,051,096
Total Liabilities	11,218,009
NET ASSETS	$375,921,207
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,568,124
Paid-in capital in excess of par	368,825,254
Undistributed/accumulated earnings	3,527,829
NET ASSETS	$375,921,207
NET ASSETS BY CLASS
Investor Class	$145,887,212
Institutional Class	$230,033,995
CAPITAL STOCK:
Authorized
Investor Class	75,000,000
Institutional Class	75,000,000
Issued and Outstanding
Investor Class	11,855,307
Institutional Class	23,825,928
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.31
Institutional Class	$9.65
(a) Cost of investments	$365,456,479
(b) Cost of repurchase agreements	$12,900,000
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$9,216,337
Income from securities lending	4,171
Total Income	9,220,508
EXPENSES:
Management fees	760,122
Shareholder services fees – Investor Class	436,680
Audit and tax fees	36,105
Custodian fees	6,276
Director's fees	14,191
Legal fees	9,461
Pricing fees	17,166
Registration fees	27,352
Shareholder report fees	9,795
Transfer agent fees	8,587
Other fees	763
Total Expenses	1,326,498
Less amount waived by investment adviser	64,029
Net Expenses	1,262,469
NET INVESTMENT INCOME	7,958,039
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	766,063
Net Realized Gain	766,063
Net change in unrealized appreciation on investments	11,156,667
Net Change in Unrealized Appreciation	11,156,667
Net Realized and Unrealized Gain	11,922,730
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,880,769
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West U.S. Government Securities Fund	2019	2018
OPERATIONS:
Net investment income	$7,958,039	$8,431,833
Net realized gain (loss)	766,063	(2,772,018)
Net change in unrealized appreciation (depreciation)	11,156,667	(3,810,345)
Net Increase in Net Assets Resulting from Operations	19,880,769	1,849,470
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(16,223)	(21,346)
Institutional Class	(25,580)	(31,913)
From return of capital	(41,803)	(53,259)
From net investment income and net realized gains
Investor Class	(1,920,523)	(2,298,264)
Institutional Class	(5,885,861)	(6,095,757)
From net investment income and net realized gains	(7,806,384)	(8,394,021)
Total Distributions	(7,848,187)	(8,447,280)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	91,552,134	65,852,104
Institutional Class	80,002,154	38,094,376
Shares issued in reinvestment of distributions
Investor Class	1,936,746	2,319,610
Institutional Class	5,911,441	6,127,670
Shares redeemed
Investor Class	(75,767,446)	(85,210,711)
Institutional Class	(46,480,094)	(84,607,038)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	57,154,935	(57,423,989)
Total Increase (Decrease) in Net Assets	69,187,517	(64,021,799)
NET ASSETS:
Beginning of year	306,733,690	370,755,489
End of year	$375,921,207	$306,733,690
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,498,935	5,636,695
Institutional Class	8,341,020	4,085,601
Shares issued in reinvestment of distributions
Investor Class	158,972	198,884
Institutional Class	614,695	660,255
Shares redeemed
Investor Class	(6,237,016)	(7,277,338)
Institutional Class	(4,832,542)	(9,026,486)
Net Increase (Decrease)	5,544,064	(5,722,389)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$11.78	0.27	0.45	0.72	(0.00) (d)	(0.19)	-	(0.19)	$12.31	6.12%
12/31/2018	$11.95	0.28	(0.23)	0.05	(0.00) (d)	(0.22)	-	(0.22)	$11.78	0.47%
12/31/2017	$11.85	0.25	0.01	0.26	-	(0.16)	-	(0.16)	$11.95	2.21%
12/31/2016	$11.95	0.23	(0.08)	0.15	(0.00) (d)	(0.21)	(0.04)	(0.25)	$11.85	1.22%
12/31/2015	$12.13	0.27	(0.17)	0.10	(0.00) (d)	(0.25)	(0.03)	(0.28)	$11.95	0.79%
Institutional Class
12/31/2019	$ 9.33	0.24	0.35	0.59	(0.00) (d)	(0.27)	-	(0.27)	$ 9.65	6.36%
12/31/2018	$ 9.54	0.26	(0.18)	0.08	(0.00) (d)	(0.29)	-	(0.29)	$ 9.33	0.92%
12/31/2017	$ 9.60	0.23	0.01	0.24	-	(0.30)	-	(0.30)	$ 9.54	2.49%
12/31/2016	$ 9.75	0.22	(0.07)	0.15	(0.00) (d)	(0.26)	(0.04)	(0.30)	$ 9.60	1.52%
12/31/2015 (e)	$10.00	0.17	(0.18)	(0.01)	(0.00) (d)	(0.21)	(0.03)	(0.24)	$ 9.75	(0.11%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$145,887	0.64%	0.60%	2.19%	57%
12/31/2018	$122,940	0.64%	0.60%	2.39%	44%
12/31/2017	$141,876	0.62%	0.60%	2.07%	83%
12/31/2016	$205,403	0.60%	0.60%	1.90%	99%
12/31/2015	$144,249	0.60%	0.60%	2.23%	42%
Institutional Class
12/31/2019	$230,034	0.26%	0.25%	2.54%	57%
12/31/2018	$183,794	0.26%	0.25%	2.75%	44%
12/31/2017	$228,880	0.26%	0.25%	2.42%	83%
12/31/2016	$185,138	0.25%	0.25%	2.27%	99%
12/31/2015 (e)	$153,855	0.25% (i)	0.25% (i)	2.52% (i)	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 54%, 43%, 50%, and 99% for the years ended December 31 2019, 2018, 2017, and 2016, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West U.S. Government Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Annual Report - December 31, 2019

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2019

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At December 31, 2019, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$7,806,384	$8,394,021
Return of capital	41,803	53,259
	$7,848,187	$8,447,280
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $41,803 from Paid-in capital to Undistributed/accumulated earnings for December 31, 2019. Net assets of the Fund were unaffected by the reclassifications.

Annual Report - December 31, 2019

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(3,237,892)
Post-October losses	(19,285)
Net unrealized appreciation	6,785,006
Tax composition of capital	$3,527,829
At December 31, 2019, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2019, the Fund utilized $314,175 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards as of December 31, 2019, were as follows:
No Expiration	$(3,237,892)
Total	(3,237,892)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(19,285)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$378,294,233
Gross unrealized appreciation on investments	7,913,674
Gross unrealized depreciation on investments	(1,128,668)
Net unrealized appreciation on investments	$6,785,006
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2019.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$12,900,000	$—	$(12,900,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Annual Report - December 31, 2019

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$65,255	$74,129	$64,029	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $22,233,099 and $20,378,060, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $223,664,265 and $168,914,169, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of December 31, 2019.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West U.S. Government Securities Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020